Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000218926 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218926 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218926 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218926 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218926 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218926 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218926 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218926 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218926 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218926 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218926 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218926 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218930 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218930 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218930 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218930 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218930 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218930 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218930 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218930 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218930 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218930 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218930 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218930 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218929 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218929 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218929 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218929 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218929 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218929 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218929 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218929 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218929 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218929 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218929 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218929 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218928 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218928 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218928 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218928 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218928 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218928 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218928 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218928 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218928 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218928 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218928 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218928 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218927 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218927 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218927 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218927 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218927 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218927 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218927 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218927 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218927 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218927 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218927 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218927 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218925 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218925 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218925 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218925 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218925 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218925 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218925 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218925 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218925 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218925 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218925 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218925 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218924 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218924 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218924 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218924 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218924 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218924 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218924 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218924 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218924 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218924 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218924 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218924 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218923 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218923 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218923 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218923 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218923 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218923 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218923 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218923 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218923 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218923 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218923 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218923 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000218922 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218922 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218922 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.21%
C000218922 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	56.97%
C000218922 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000218922 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	30.15%
C000218922 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218922 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.64%
C000218922 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.26%
C000218922 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.07%
C000218922 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218922 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.97%
C000231078 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231078 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.44%
C000231078 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.47%
C000231078 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.59%
C000231078 | Energy
Holdings [Line Items]
Percent of Total Investments	3.94%
C000231078 | Financials
Holdings [Line Items]
Percent of Total Investments	24.29%
C000231078 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.84%
C000231078 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.24%
C000231078 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000231078 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000231078 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.94%
C000231078 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231082 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231082 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.44%
C000231082 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.47%
C000231082 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.59%
C000231082 | Energy
Holdings [Line Items]
Percent of Total Investments	3.94%
C000231082 | Financials
Holdings [Line Items]
Percent of Total Investments	24.29%
C000231082 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.84%
C000231082 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.24%
C000231082 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000231082 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000231082 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.94%
C000231082 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231081 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231081 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.44%
C000231081 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.47%
C000231081 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.59%
C000231081 | Energy
Holdings [Line Items]
Percent of Total Investments	3.94%
C000231081 | Financials
Holdings [Line Items]
Percent of Total Investments	24.29%
C000231081 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.84%
C000231081 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.24%
C000231081 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000231081 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000231081 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.94%
C000231081 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231080 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231080 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.44%
C000231080 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.47%
C000231080 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.59%
C000231080 | Energy
Holdings [Line Items]
Percent of Total Investments	3.94%
C000231080 | Financials
Holdings [Line Items]
Percent of Total Investments	24.29%
C000231080 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.84%
C000231080 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.24%
C000231080 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000231080 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000231080 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.94%
C000231080 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231079 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231079 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.44%
C000231079 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.47%
C000231079 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.59%
C000231079 | Energy
Holdings [Line Items]
Percent of Total Investments	3.94%
C000231079 | Financials
Holdings [Line Items]
Percent of Total Investments	24.29%
C000231079 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.84%
C000231079 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.24%
C000231079 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000231079 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000231079 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.94%
C000231079 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000231074 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000231074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.44%
C000231074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.47%
C000231074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.59%
C000231074 | Energy
Holdings [Line Items]
Percent of Total Investments	3.94%
C000231074 | Financials
Holdings [Line Items]
Percent of Total Investments	24.29%
C000231074 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.84%
C000231074 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.24%
C000231074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000231074 | Materials
Holdings [Line Items]
Percent of Total Investments	2.43%
C000231074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.94%
C000231074 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000248998 | Other Line
Holdings [Line Items]
Percent of Total Investments	35.15%
C000248998 | A
Holdings [Line Items]
Percent of Total Investments	3.28%
C000248998 | A-
Holdings [Line Items]
Percent of Total Investments	0.88%
C000248998 | AA+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000248998 | B
Holdings [Line Items]
Percent of Total Investments	2.80%
C000248998 | B-
Holdings [Line Items]
Percent of Total Investments	0.98%
C000248998 | B+
Holdings [Line Items]
Percent of Total Investments	2.55%
C000248998 | BB
Holdings [Line Items]
Percent of Total Investments	3.66%
C000248998 | BB-
Holdings [Line Items]
Percent of Total Investments	2.03%
C000248998 | BB+
Holdings [Line Items]
Percent of Total Investments	4.22%
C000248998 | BBB
Holdings [Line Items]
Percent of Total Investments	15.42%
C000248998 | BBB-
Holdings [Line Items]
Percent of Total Investments	12.31%
C000248998 | BBB+
Holdings [Line Items]
Percent of Total Investments	16.30%
C000248998 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.06%
C000241944 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241944 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241944 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241944 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241944 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241944 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241944 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241944 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241944 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241944 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241944 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241944 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000241948 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241948 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241948 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241948 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241948 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241948 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241948 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241948 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241948 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241948 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241948 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241948 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000241947 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241947 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241947 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241947 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241947 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241947 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241947 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241947 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241947 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241947 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241947 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241947 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000241946 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241946 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241946 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241946 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241946 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241946 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241946 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241946 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241946 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241946 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241946 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241946 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000241945 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241945 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241945 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241945 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241945 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241945 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241945 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241945 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241945 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241945 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241945 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241945 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000241941 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241941 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241941 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241941 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241941 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241941 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241941 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241941 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241941 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241941 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241941 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241941 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000241940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	75.27%
C000241940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.86%
C000241940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.81%
C000241940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000241940 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.49%
C000241940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000241940 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.25%
C000241940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.21%
C000241940 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	1.32%
C000241940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.65%
C000228428 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228428 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228428 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228428 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228428 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228428 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228428 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228428 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228432 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228432 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228432 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228432 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228432 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228432 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228432 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228432 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228432 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228432 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228432 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228432 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228431 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228431 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228431 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228431 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228431 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228431 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228431 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228431 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228431 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228431 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228431 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228431 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228430 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228430 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228430 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228430 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228430 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228430 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228430 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228430 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228430 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228430 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228430 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228430 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228429 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228429 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228429 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228429 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228429 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228429 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228429 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228429 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228429 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228429 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228429 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228429 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228427 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228427 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228427 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228427 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228427 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228427 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228427 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228427 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228426 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228426 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228426 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228426 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228426 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228426 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228426 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228426 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228426 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228425 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228425 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228425 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228425 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228425 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228425 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228425 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228425 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228425 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228425 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228425 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228425 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000228424 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228424 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228424 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.61%
C000228424 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228424 | Financials
Holdings [Line Items]
Percent of Total Investments	9.64%
C000228424 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.28%
C000228424 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.67%
C000228424 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.22%
C000228424 | Materials
Holdings [Line Items]
Percent of Total Investments	4.59%
C000228424 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.59%
C000228424 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.47%
C000228424 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	6.23%
C000218936 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218936 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218936 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218936 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218936 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218936 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218936 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218936 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218936 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218936 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218936 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218940 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218940 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218940 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218940 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218939 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218939 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218939 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218939 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218939 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218939 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218939 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218939 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218939 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218939 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218938 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218938 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218938 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218938 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218938 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218938 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218938 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218938 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218938 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218938 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218938 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218938 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218937 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218937 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218937 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218937 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218937 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218937 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218937 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218937 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218937 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218937 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218937 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218937 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218935 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218935 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218935 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218935 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218935 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218935 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218935 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218935 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218935 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218934 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218934 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218934 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218934 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218934 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218934 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218934 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218934 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218934 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218934 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218934 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218933 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218933 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218933 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218933 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218933 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218933 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218933 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218933 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218933 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%
C000218932 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218932 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.87%
C000218932 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000218932 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	79.09%
C000218932 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	10.81%
C000218932 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.25%
C000218932 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.83%
C000218932 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.32%
C000218932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.19%
C000218932 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.41%
C000218932 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.14%
C000218932 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	2.67%